Fixed Assets and Intangible Assets, Net (Details Textual) (USD $)	0 Months Ended	9 Months Ended		12 Months Ended
	Jan. 23, 2013	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2013	Dec. 31, 2012
Fixed Assets and Intangible Assets, Net (Textual)
Depreciation and amortization expense		$ 130,020	$ 112,509	$ 174,640	$ 151,007
Stock Issued During Period, Shares, Purchase of Assets	100,000
Stock Issued During Period, Value, Purchase of Assets	$ 100,000	$ 100,000		$ 100,000